Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The Real Estate Installment Loans) (Details) (Real Estate Installment Class [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 2,202	$ 2,236
Avg orig CLTV	79.80%	78.30%
Avg orig FICO	734	729
% Broker	8.40%	10.30%
% TN	52.70%	44.40%
% 1st Lien	60.00%	50.20%
Avg Refreshed FICO	729	732
Pre-2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	56	83
Avg orig CLTV	77.80%	77.20%
Avg orig FICO	689	697
% Broker	18.30%	17.70%
% TN	62.10%	62.30%
% 1st Lien	66.20%	67.20%
Avg Refreshed FICO	687	727
2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	163	222
Avg orig CLTV	72.50%	72.40%
Avg orig FICO	722	726
% Broker	3.00%	3.10%
% TN	43.60%	44.40%
% 1st Lien	77.50%	77.50%
Avg Refreshed FICO	732	731
2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	97	128
Avg orig CLTV	74.10%	73.60%
Avg orig FICO	710	714
% Broker	7.90%	7.20%
% TN	49.60%	51.40%
% 1st Lien	72.80%	71.50%
Avg Refreshed FICO	708	724
2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	272	343
Avg orig CLTV	83.30%	82.50%
Avg orig FICO	720	722
% Broker	26.30%	25.70%
% TN	20.40%	21.70%
% 1st Lien	27.50%	27.80%
Avg Refreshed FICO	714	721
2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	295	378
Avg orig CLTV	79.40%	78.30%
Avg orig FICO	721	723
% Broker	4.70%	4.70%
% TN	23.50%	25.50%
% 1st Lien	24.20%	25.60%
Avg Refreshed FICO	706	728
2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	415	520
Avg orig CLTV	82.50%	81.10%
Avg orig FICO	730	732
% Broker	16.10%	15.70%
% TN	23.50%	24.20%
% 1st Lien	24.70%	24.30%
Avg Refreshed FICO	714	734
2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	153	211
Avg orig CLTV	77.90%	76.80%
Avg orig FICO	734	740
% Broker	6.20%	5.60%
% TN	77.60%	78.70%
% 1st Lien	78.50%	78.30%
Avg Refreshed FICO	729	751
2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	94	134
Avg orig CLTV	72.70%	71.10%
Avg orig FICO	751	753
% Broker	0.00%	0.00%
% TN	90.10%	89.60%
% 1st Lien	82.70%	82.60%
Avg Refreshed FICO	751	760
2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	196	217
Avg orig CLTV	85.80%	82.10%
Avg orig FICO	747	748
% Broker	0.00%	0.00%
% TN	88.80%	89.20%
% 1st Lien	97.90%	96.50%
Avg Refreshed FICO	753	751
2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 461
Avg orig CLTV	78.90%
Avg orig FICO	760
% Broker	0.00%
% TN	88.50%
% 1st Lien	97.50%
Avg Refreshed FICO	759